Cover	Dec. 30, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 30, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	000-56230
Entity Registrant Name	KONA GOLD BEVERAGE, INC.
Entity Central Index Key	0001802546
Entity Tax Identification Number	20-1915692
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	5585 Schenck Ave
Entity Address, Address Line Two	Suite 5
Entity Address, City or Town	Rockledge
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32955
City Area Code	(844)
Local Phone Number	714-2224
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false